Offerings	Apr. 11, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common shares, par value $0.10 per share
Offering Note
(1)	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, Borr Drilling Limited is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Borr Drilling Limited will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preference shares
Offering Note
(1)	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, Borr Drilling Limited is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Borr Drilling Limited will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Offering Note
(1)	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, Borr Drilling Limited is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Borr Drilling Limited will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, Borr Drilling Limited is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Borr Drilling Limited will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Offering Note
(1)	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, Borr Drilling Limited is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Borr Drilling Limited will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, Borr Drilling Limited is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Borr Drilling Limited will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.